Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 28,698	$ 29,596
Ending Balance	27,834	28,698
Previously Stated Modified Retrospective Application [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	28,698
Ending Balance		28,698
IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	28,695
Ending Balance		28,695
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	35,220	34,002
Adjustment for Change in Accounting Policy	(4)
Additions	1,116	1,330
Transfers From Assets Held for Sale		469
Change in Decommissioning Liabilities	354	(285)
Exchange Rate Movements and Other	(294)	364
Divestitures	(40)	(656)
Ending Balance	36,356	35,220
Cost [Member] | Previously Stated Modified Retrospective Application [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	35,224
Ending Balance		35,224
Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	6,525	4,406
Adjustment for Change in Accounting Policy	(1)
Depreciation, Depletion and Amortization	2,051	2,157
Impairment Losses	30	106
Impairment Reversals		(132)
Transfers From Assets Held for Sale		35
Exchange Rate Movements and Other	(55)	1
Divestitures	(29)	(47)
Ending Balance	8,522	6,525
Accumulated Depreciation, Depletion and Amortization [Member] | Previously Stated Modified Retrospective Application [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	6,526
Ending Balance		6,526
Development & Production Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	24,128	25,337
Ending Balance	23,357	24,128
Development & Production Upstream Assets [Member] | IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	24,128
Ending Balance		24,128
Development & Production Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	28,046	27,441
Additions	695	1,065
Transfers From Assets Held for Sale		469
Change in Decommissioning Liabilities	340	(279)
Exchange Rate Movements and Other	(9)	(6)
Divestitures	(40)	(644)
Ending Balance	29,032	28,046
Development & Production Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,918	2,104
Depreciation, Depletion and Amortization	1,735	1,874
Impairment Losses	20	106
Impairment Reversals		(132)
Transfers From Assets Held for Sale		35
Exchange Rate Movements and Other	31	(31)
Divestitures	(29)	(38)
Ending Balance	5,675	3,918
Other Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		2
Ending Balance
Other Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	333	333
Ending Balance	333	333
Other Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	333	331
Depreciation, Depletion and Amortization		2
Ending Balance	333	333
Refining Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	4,190	3,868
Ending Balance	3,981	4,190
Refining Equipment [Member] | IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	4,187
Ending Balance		4,187
Refining Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	5,628	5,061
Adjustment for Change in Accounting Policy	(4)
Additions	228	204
Change in Decommissioning Liabilities	9	(3)
Exchange Rate Movements and Other	(288)	370
Ending Balance	5,577	5,628
Refining Equipment [Member] | Cost [Member] | Previously Stated Modified Retrospective Application [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	5,632
Ending Balance		5,632
Refining Equipment [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,441	1,193
Adjustment for Change in Accounting Policy	(1)
Depreciation, Depletion and Amortization	241	217
Exchange Rate Movements and Other	(86)	32
Ending Balance	1,596	1,441
Refining Equipment [Member] | Accumulated Depreciation, Depletion and Amortization [Member] | Previously Stated Modified Retrospective Application [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,442
Ending Balance		1,442
Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	380	389
Ending Balance	496	380
Other [Member] | IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	380
Ending Balance		380
Other [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,213	1,167
Additions	193	61
Change in Decommissioning Liabilities	5	(3)
Exchange Rate Movements and Other	3
Divestitures		(12)
Ending Balance	1,414	1,213
Other [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	833	778
Depreciation, Depletion and Amortization	75	64
Impairment Losses	10
Divestitures		(9)
Ending Balance	$ 918	$ 833